Operating segments - Segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 25, 2020
Segment EBITDA
External revenue	₽ 15,968,033	₽ 8,282,107	₽ 7,788,741
Segment external expenses	(7,307,693)	(4,169,582)	(3,776,880)
Segment EBITDA	8,660,340	₽ 4,112,525	4,011,861
Zarplata
Operating segments
Percentage of voting interest acquired		100.00%		100.00%
Operating segments [Member]
Segment EBITDA
External revenue	15,968,033	₽ 8,282,107	7,788,741
Inter-segment revenue	81,982	13,568	10,944
Segment external expenses	(6,989,404)	(3,897,170)	(3,682,808)
Inter-segment expenses	(81,102)	(11,052)	(11,184)
Segment EBITDA	8,979,509	4,387,453	4,105,693
Operating segments [Member] | Russia Segment
Segment EBITDA
External revenue	13,891,375	7,724,264	7,211,762
Inter-segment revenue	21,670	3,981	252
Segment external expenses	(5,547,518)	(3,726,803)	(3,480,172)
Inter-segment expenses	(59,878)	(10,513)	(10,806)
Segment EBITDA	8,305,649	3,990,929	3,721,036
Operating segments [Member] | Other segment
Segment EBITDA
External revenue	2,076,658	557,843	576,979
Inter-segment revenue	60,312	9,587	10,692
Segment external expenses	(1,441,886)	(170,367)	(202,636)
Inter-segment expenses	(21,224)	(539)	(378)
Segment EBITDA	673,860	396,524	384,657
Unallocated amounts [member]
Segment EBITDA
Segment external expenses	(318,289)	(272,412)	(94,072)
Segment EBITDA	(318,289)	(272,412)	(94,072)
Eliminations
Segment EBITDA
Inter-segment revenue	(81,982)	(13,568)	(10,944)
Inter-segment expenses	81,102	11,052	11,184
Segment EBITDA	₽ (880)	₽ (2,516)	₽ 240